Note 11 - Reserves (Details Textual)																																				2 Months Ended
	Jun. 15, 2026 $ / shares	Jun. 12, 2026	May 29, 2026 shares	Apr. 17, 2026 $ / shares	Apr. 17, 2026 $ / shares	Mar. 26, 2026 $ / shares	Mar. 26, 2026 $ / shares	Jan. 15, 2026 $ / shares	Jan. 15, 2026 $ / shares	Jan. 07, 2026	Sep. 17, 2025	Aug. 22, 2025	Aug. 15, 2025 $ / shares	Aug. 15, 2025 $ / shares	Jul. 21, 2025	Jul. 17, 2025	Jul. 02, 2025 $ / shares	Jun. 30, 2025	Apr. 23, 2025 $ / shares	Mar. 14, 2025	Jan. 30, 2025	Jan. 22, 2025	Dec. 30, 2024 $ / shares	Aug. 31, 2024	Aug. 01, 2024	Jun. 27, 2024 $ / shares	Jun. 27, 2024 $ / shares	May 21, 2024	Apr. 22, 2024	Apr. 15, 2024 $ / shares	Feb. 04, 2024 $ / shares	Feb. 02, 2024 $ / shares	Jan. 08, 2024 $ / shares	Dec. 21, 2023 $ / shares	Sep. 11, 2023	Aug. 25, 2026	May 28, 2026 shares
Statement Line Items [Line Items]
Reverse Stock Split, Ratio			50
Shares issuable per share option in share-based payment arrangement (in shares) | shares			12																																		600
Number of share options forfeited in share-based payment arrangement	360,000																	4,650,000										5,000,000							500,000
Number of share options exercised in share-based payment arrangement												1,283,942			95,238	79,999,800				161	6,333,333	95,238							7,097,419
Number of share options expired in share-based payment arrangement										91,392,720	35,000,000													1,935,759,704	12,000,000
Number of share options granted in share-based payment arrangement after consolidation		3,113,312,953
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																																				0
Employees under the 2004 ASX Plan [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				27,000,000	27,000,000			18,000,000	18,000,000				11,500,000	11,500,000			15,000,000									26,500,000	26,500,000
Exercise price, share options granted (in AUD per share)				$ 0.009				$ 0.008					$ 0.013				$ 0.01									$ 0.004
Fair value, share options granted (in AUD per share)				$ 0.0084				$ 0.0075					$ 0.0121				$ 0.01									$ 0.004
Employees under the 2018 ADS Plan [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						61,500,000	61,500,000	43,500,000	43,500,000				22,000,200	22,000,200												62,500,000	62,500,000
Exercise price, share options granted (in AUD per share) | (per share)						$ 0.0083	$ 0.0057	$ 0.0083	$ 0.0057				$ 0.013	$ 0.0086												$ 0.0046	$ 0.0031
Fair value, share options granted (in AUD per share)						$ 0.008		$ 0.008					$ 0.0121													$ 0.0037
Management under the 2018 ADS Plan [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement													290,400,000	290,400,000												120,000,000	120,000,000
Exercise price, share options granted (in AUD per share) | (per share)													$ 0.013	$ 0.0086												$ 0.0044	$ 0.003
Fair value, share options granted (in AUD per share)													$ 0.0121													$ 0.0037
Employees and contractors under the 2018 ADS Plan [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				212,250,000	212,250,000
Exercise price, share options granted (in AUD per share) | (per share)				$ 0.0088	$ 0.006
Fair value, share options granted (in AUD per share)				$ 0.0084
Options at 0.01 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																							170,000,000							285,087,715			457,142,830
Exercise price, share options granted (in AUD per share)																							$ 0.01							$ 0.01			$ 0.01
Options at 0.007 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																															571,428,556	571,428,556	1,371,428,567
Exercise price, share options granted (in AUD per share)																															$ 0.007	$ 0.007	$ 0.007
Options at 0.02 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																															190,476,123	190,476,123
Exercise price, share options granted (in AUD per share)																															$ 0.002	$ 0.002
Options at 0.028 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																			1,222,300,911
Exercise price, share options granted (in AUD per share)																			$ 0.028
Options at 0.0105 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																																		8,000,000
Exercise price, share options granted (in AUD per share)																																		$ 0.0105
Fair value, share options granted (in AUD per share)																																		$ 0.005
Options at 1.00 [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	3,000,000
Exercise price, share options granted (in AUD per share)	$ 1
Fair value, share options granted (in AUD per share)	$ 0.4085